Assumed contingent obligation related to the business combination - Reconciliation of changes in contingent liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	£ 1,103	£ 996
Re-measurement of contingent liability	22,629
Impact of changes in foreign exchange rates	(230)	2
Unwinding of discount factor	405	58
Ending balance	£ 23,907	£ 1,103